Deerfield Warrants - Schedule of Valuation Inputs (Details) - Deerfield Warrants	Sep. 30, 2022 $ / shares period shares
Exercise Price | Minimum
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations	24.70
Exercise Price | Maximum
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations	28.07
Black-Scholes Value | Minimum
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations | shares	0.69
Black-Scholes Value | Maximum
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations | shares	0.60
Derivatives | Forced Conversion Price (in USD per share)
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations	4.82
Derivatives | Share Price (in USD per share)
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations	0.042
Derivatives | Risk Free, Interest Rate
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations	0.80
Derivatives | Expected Volatility
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations	31.7
Derivatives | Expected Term
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations | period	0